SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS' EQUITY

a.Composition of share capital of the Company:

	December 31,
	2021		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.01 par value each	250,000,000	40,041,870	250,000,000	41,028,571

b.Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.Share-based compensation:

On January 1, 2021, the Company's ESPP became effective. The ESPP enables eligible employees and eligible employees of designated subsidiaries to elect to have payroll deductions made during a six-month offering period in an amount not exceeding 15% of the gross base compensation which the employees receive. The total number of ordinary shares initially reserved under the ESPP as of January 1, 2021 was 125,000 shares ("the ESPP Share Pool"). In connection with establishing the ESPP, the Company correspondingly reduced the number of shares available under the Company's 2014 share incentive plan (the "2014 Plan") by 125,000. On January 1 of each year between 2022 and 2026 the ESPP Share Pool will be increased by a number of ordinary shares equal to the lowest of (i) 1,000,000 shares, (ii) 1% of the Company’s outstanding shares on December 31 of the immediately preceding calendar year, and (iii) a lesser number of shares determined by the Company’s board of directors. As of December 31, 2022, 6,898 ordinary shares were reserved for issuance under the ESPP. On January 1, 2023, the aggregate number of ordinary shares reserved for issuance under the ESPP was increased by 200,000 shares. The applicable purchase price will be no less than 85% of the lesser of the fair market value of the Company’s ordinary shares on the first day or the last day of the purchase period.

Under the 2014 Plan and ESPP, options, RSUs, PSUs and other share-based awards may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the 2014 Plan and ESPP, as of December 31, 2022, an aggregate number of 1,303,628 ordinary shares were reserved for future grant. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2014 Plan.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2020, 2021 and 2022 is comprised as follows:

	Year ended December 31,
	2020	2021	2022

Cost of revenues	$8,734	$11,158	$15,060
Research and development	14,691	20,498	27,102
Sales and marketing	28,220	38,546	51,099
General and administrative	20,204	25,234	27,560

Total share-based compensation expense	$71,849	$95,436	$120,821

The total unrecognized compensation cost amounted to $239,489 as of December 31, 2022 and is expected to be recognized over a weighted average period of 2.59 years.

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2022 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2021	460,852	68.78	5.44	48,261

Granted	21,900	157.22
Exercised	33,493	54.97
Forfeited	8,375	169.55

Balance as of December 31, 2022	440,884	72.31	4.59	26,338

Exercisable as of December 31, 2022	398,350	64.81	4.16	26,034

The expected volatility of the Company's common stock is based on the Company's historical volatility. The expected option term represents the period of time that options granted are expected to be outstanding, based upon historical experience.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following tables sets forth the parameters used in computation of the options and ESPP compensation to employees for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
Options

Expected volatility	40%-41%	44%-46%	46%-50%
Expected dividends	0%	0%	0%
Expected term (in years)	4.02-4.20	3.65-3.88	3.73-3.76
Risk free rate	0.22%-1.61%	0.49%-0.99%	1.67%-4.40%

	Year ended December 31,
	2020	2021	2022
ESPP

Expected volatility	-	33.63%	55.67%-64.20%
Expected dividends	-	0%	0%
Expected term (in years)	-	0.5	0.5
Risk free rate	-	0.1%	2.15%-4.65%

A summary of options data for the years ended December 31, 2020, 2021 and 2022, is as follows:

	Year ended December 31,
	2020	2021	2022

Weighted-average grant date fair value of options granted	$33.82	$55.50	$39.69
Total intrinsic value of the options exercised	$18,790	$20,742	$30,031

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

e.A summary of RSUs and PSUs activity for the year ended December 31, 2022 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2021	2,179,714	$123.54

Granted	1,325,429	127.10
Vested	835,106	114.21
Forfeited	185,229	129.63

Unvested as of December 31, 2022	2,484,808	$128.12

The total fair value of RSUs and PSUs vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2020, 2021 and 2022 was $76,027, $113,918 and $117,812, respectively.